Gains On Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	12 Months Ended
Dec. 31, 2020
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gains on financial assets and liabilities at fair value through profit or loss, net
31. Gains on financial assets and liabilities at fair value through profit or loss, net

	2020	2019	2018
Income from debt and equity instruments	7,607,079	13,198,302	2,993,171
Gain / (Loss) from foreign currency forward transactions	3,061,714	2,169,298	(620,289)
Gains from put options	497,000	932,562	—
Interest rate swaps	73,319	(695,693)	(2,130,274)

TOTAL	11,239,112	15,604,469	242,608